Investment Risks	Mar. 01, 2026
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

Summary Section

MH Elite Small Cap Fund of Funds

MH Elite Small Cap Fund of Funds | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;
MH Elite Small Cap Fund of Funds | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;
MH Elite Small Cap Fund of Funds | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;
MH Elite Small Cap Fund of Funds | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;
MH Elite Small Cap Fund of Funds | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;
MH Elite Small Cap Fund of Funds | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
MH Elite Small Cap Fund of Funds | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;
MH Elite Small Cap Fund of Funds | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.
MH Elite Small Cap Fund of Funds | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, loss of money is a risk of investing in the Fund
MH Elite Fund of Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;

Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

Summary Section

MH Elite Fund of Funds

MH Elite Fund of Funds | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;
MH Elite Fund of Funds | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;
MH Elite Fund of Funds | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;
MH Elite Fund of Funds | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;
MH Elite Fund of Funds | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
MH Elite Fund of Funds | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;
MH Elite Fund of Funds | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.
MH Elite Fund of Funds | Mid Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;
MH Elite Fund of Funds | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, loss of money is a risk of investing in the Fund
MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries;

Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks. The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

Summary Section

MH Elite Select Portfolio of Funds

MH Elite Select Portfolio of Funds | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;
MH Elite Select Portfolio of Funds | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;
MH Elite Select Portfolio of Funds | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;
MH Elite Select Portfolio of Funds | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
MH Elite Select Portfolio of Funds | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.
MH Elite Select Portfolio of Funds | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries;
MH Elite Select Portfolio of Funds | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;
MH Elite Select Portfolio of Funds | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;
MH Elite Select Portfolio of Funds | Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks. The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;
MH Elite Select Portfolio of Funds | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;
MH Elite Select Portfolio of Funds | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;
MH Elite Select Portfolio of Funds | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, loss of money is a risk of investing in the Fund
MH Elite Income Fund of Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Interest Rate Risk - The income and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise the market prices of debt securities will usually decline. Conversely, when interest rates fall the prices of debt securities will usually increase. A potential rise in interest rates may result in periods of greater volatility, increased redemptions and potential liquidations of portfolio securities at disadvantageous prices and times. Longer term securities may be more sensitive and fluctuate more in response to interest rate changes than the market price of shorter term securities. Due to historically low interest rates, the Fund may be subject to heightened risks if and when interest rates rise as the value of the fixed income investments held by the Fund may decline in value;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid, harder to value and are subject to greater price volatility than higher credit quality securities;

Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;

Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Summary Section

MH Elite Income Fund of Funds

MH Elite Income Fund of Funds | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;
MH Elite Income Fund of Funds | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;
MH Elite Income Fund of Funds | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;
MH Elite Income Fund of Funds | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
MH Elite Income Fund of Funds | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;
MH Elite Income Fund of Funds | Foreign Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;
MH Elite Income Fund of Funds | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;
MH Elite Income Fund of Funds | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk - The income and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise the market prices of debt securities will usually decline. Conversely, when interest rates fall the prices of debt securities will usually increase. A potential rise in interest rates may result in periods of greater volatility, increased redemptions and potential liquidations of portfolio securities at disadvantageous prices and times. Longer term securities may be more sensitive and fluctuate more in response to interest rate changes than the market price of shorter term securities. Due to historically low interest rates, the Fund may be subject to heightened risks if and when interest rates rise as the value of the fixed income investments held by the Fund may decline in value;
MH Elite Income Fund of Funds | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid, harder to value and are subject to greater price volatility than higher credit quality securities;
MH Elite Income Fund of Funds | Bank Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;
MH Elite Income Fund of Funds | Credit Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;
MH Elite Income Fund of Funds | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;
MH Elite Income Fund of Funds | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;
MH Elite Income Fund of Funds | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
MH Elite Income Fund of Funds | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As a result, loss of money is a risk of investing in the Fund